General (Schedule Of Assets Acquired And Liabilities Assumed) (Details) (Nera Networks [Member], USD $) In Thousands, unless otherwise specified	Jan. 19, 2011
Nera Networks [Member]
Business Acquisition [Line Items]
Current assets	$ 172,334	[1]
Property, plant and equipment, net	9,500
Non-current assets	8,581
Deferred tax assets, net	3,550
Intangible assets	17,700
Goodwill	13,658	[2]
Total assets acquired	225,323
Current liabilities	(113,013)
Long-term liabilities	(55,135)
Total liabilities assumed	(168,148)
Net assets acquired	57,175
Inventory step-up	4,185
Deferred revenue	$ 16,226

[1]	Current assets includes step-up related to inventory and deferred revenue in total aggregate amount of $4,185 and $16,226, respectively.
[2]	See also Note 8.